N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A
Entity Central Index Key	0000089024
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Transaction Charges
You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.00%	1.00%
Investment options (Portfolio fees and expenses) (2)	0.94%	1.12%
Guaranteed benefits (3)	1.00%	1.00%

(1) Expressed as an annual percent of daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assume that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $2,580	Highest Annual Cost $2,716
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   Least expensive combination of benefits
•   No sales charge
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of benefits (Guaranteed Withdrawal Benefit for Life) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Transaction Charges [Text Block]
You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.00%	1.00%
Investment options (Portfolio fees and expenses) (2)	0.94%	1.12%
Guaranteed benefits (3)	1.00%	1.00%

(1) Expressed as an annual percent of daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assume that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $2,580	Highest Annual Cost $2,716
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   Least expensive combination of benefits
•   No sales charge
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of benefits (Guaranteed Withdrawal Benefit for Life) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.00%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.94%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.12%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
Optional Benefits Minimum [Percent]	1.00%	[3]
Optional Benefits Maximum [Percent]	1.00%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assume that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $2,580	Highest Annual Cost $2,716
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   Least expensive combination of benefits
•   No sales charge
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of benefits (Guaranteed Withdrawal Benefit for Life) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 2,580
Highest Annual Cost [Dollars]	$ 2,716
Risks [Table Text Block]

RISKS
Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract”.
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “What are your investment options under the contract?” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed Withdrawal Benefit for Life. The general obligations and the Guaranteed Withdrawal Benefit for Life under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

For more information see “About Separate Account A” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions to the contract you may no longer be able to fund your guaranteed benefit.

Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the GWBL benefit see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in the prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Transaction Expenses
Sales Load Imposed on Purchases	None
Transfer Fee	None
Third Party Transfer or Exchange Fee (1)	$65
Special Service Charges (2)	$90

(1)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(2)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.00%
Guaranteed Benefit Expenses
Guaranteed Withdrawal Benefit for Life charge (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any EQUI-VEST® GWBL Rollover Annuity contract having an account value that, when combined with the account value of other EQUI-VEST
®
contracts owned by the same person, equals to or exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered, or a death benefit is paid, on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

9
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.94%	1.12%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.94%	1.12%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024
.

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Guaranteed Withdrawal Benefit for Life (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,276	$9,998	$16,955	$35,422	$3,276	$9,998	$16,955	$35,422

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Transaction Expenses
Sales Load Imposed on Purchases	None
Transfer Fee	None
Third Party Transfer or Exchange Fee (1)	$65
Special Service Charges (2)	$90

(1)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(2)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 65	[4]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Other Transaction Fee, Current [Dollars]	$ 90	[5]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.00%
Guaranteed Benefit Expenses
Guaranteed Withdrawal Benefit for Life charge (2)	1.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any EQUI-VEST® GWBL Rollover Annuity contract having an account value that, when combined with the account value of other EQUI-VEST
®
contracts owned by the same person, equals to or exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered, or a death benefit is paid, on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	$ 65	[6]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any EQUI-VEST® GWBL Rollover Annuity contract having an account value that, when combined with the account value of other EQUI-VEST
®
	contracts owned by the same person, equals to or exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Other Annual Expense (of Average Account Value), Current [Percent]	1.00%	[7]
Other Annual Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered, or a death benefit is paid, on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.94%	1.12%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *	0.94%	1.12%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024
.

Portfolio Company Expenses Minimum [Percent]	0.94%	[8],[9]
Portfolio Company Expenses Maximum [Percent]	1.12%	[8],[9]
Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Guaranteed Withdrawal Benefit for Life (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,276	$9,998	$16,955	$35,422	$3,276	$9,998	$16,955	$35,422

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,276
Surrender Expense, 3 Years, Maximum [Dollars]	9,998
Surrender Expense, 5 Years, Maximum [Dollars]	16,955
Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,422
Annuitize Example [Table Text Block]
The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Guaranteed Withdrawal Benefit for Life (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,276	$9,998	$16,955	$35,422	$3,276	$9,998	$16,955	$35,422

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,276
Annuitized Expense, 3 Years, Maximum [Dollars]	9,998
Annuitized Expense, 5 Years, Maximum [Dollars]	16,955
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 35,422
No Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Guaranteed Withdrawal Benefit for Life (at its maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,276	$9,998	$16,955	$35,422	$3,276	$9,998	$16,955	$35,422

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,276
No Surrender Expense, 3 Years, Maximum [Dollars]	9,998
No Surrender Expense, 5 Years, Maximum [Dollars]	16,955
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,422
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.

Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any guaranteed benefit.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a NQ, traditional IRA or Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefit

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
The Guaranteed Withdrawal Benefit for Life (“GWBL”)	Allows for withdrawals that you can take from your account value beginning at age 65 or later.	Standard	1.00%	1.00%	• Excess withdrawals or withdrawals prior to age 65 could significantly reduce or terminate benefit

Death benefit

About Death Benefit

The death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

Effect of the annuitant’s death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

Your beneficiary and payment of any remaining account value

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuitization options” under “Accessing your money” in this Prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.
Beneficiary continuation option

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. We may be required in certain cases to pay benefits faster under existing contracts. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act.

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. Once the Beneficiary continuation option is elected, the election cannot be changed. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spouse beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later.

Except as discussed below under “Guaranteed Annual Withdrawal Amount payments on a Joint life basis,” the Guaranteed Withdrawal Benefit for Life feature will terminate, and no Guaranteed Annual Withdrawal Amount payments will be payable.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” generally may stretch post-death payments over the beneficiary’s life expectancy. See “What are the required minimum distribution payments after you die?” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 may no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Guaranteed Annual Withdrawal Amount payments
on a Single life basis
.
  If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option payment described in this Prospectus. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments.

Guaranteed Annual Withdrawal Amount payments
on a Joint life basis
.
  If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit payment option described in this Prospectus for which the beneficiary is eligible; or

•	elect to continue the contract under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your spousal beneficiary elects a death benefit payment option instead of the Beneficiary continuation option, the Guaranteed Withdrawal Benefit for Life feature will terminate and the Guaranteed Annual Withdrawal Amount payments will end.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the contract have been distributed) or (2) continue the contract and take withdrawals under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option. If you die before the applicable RMD age (as described under “Tax Information” later in this prospectus), your spousal beneficiary may defer Qualified surviving spouse Joint life GWBL Beneficiary continuation option payments until you would have reached the applicable RMD age. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.
Under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your spousal beneficiary.

•	If applicable, the Ratchet Base will ratchet to the account value on the next contract date anniversary.

•	The charge for the GWBL will continue to apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the account value falls to zero, see “Effect of your account value falling to zero” under “Guaranteed Withdrawal Benefit for Life” in “Benefits available under the contract” in this Prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described in this Prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•	If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, the funds will be taken pro rata from the account value.

•	If your spousal beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken pro rata from the account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Excess withdrawal.

•	If your spousal beneficiary takes any partial withdrawals from the account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that contract year. The partial withdrawals may be treated as Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next contract date anniversary. We will require your beneficiary to use our form for this purpose.

•	If prior to your death, you did not elect an automatic payment plan and your spousal beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as an Excess withdrawal. However, any future withdrawals from the account value in the same contract year may be treated as Excess withdrawals. If your spousal beneficiary satisfies the RMD amount through unscheduled withdrawals from the account value prior to the December payment, any withdrawal from the account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered an Excess withdrawal.

•
Upon the death of your spousal beneficiary, the Guaranteed Annual Withdrawal Amount and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, the SECURE Act imposes a 10-year limit on the distribution of the remaining interest.

Living Benefit

Guaranteed Withdrawal Benefit for Life

The Guaranteed Withdrawal Benefit for Life guarantees that you can take withdrawals from your account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your account value falls to zero — unless the reduction to zero is due to a withdrawal that causes cumulative withdrawals in the same contract year to exceed your Guaranteed Annual Withdrawal Amount.

As discussed in more detail below, the initial Guaranteed Annual Withdrawal Amount under the EQUI-VEST
®
GWBL Rollover Annuity is based on the guaranteed withdrawal amount in your Prior Contract. Your Guaranteed Annual Withdrawal Amount may, however, be increased due to a Ratchet increase.

If you have already started taking guaranteed withdrawals from your Prior Contract, the Guaranteed Withdrawal Benefit for Life in the EQUI-VEST
®
GWBL Rollover Annuity allows you to continue taking those withdrawals subject to the terms and conditions of the contract. If you have not already started taking guaranteed withdrawals from your Prior Contract, you can begin receiving Guaranteed Annual Withdrawal Amount payments beginning at age 59
1
⁄
2
.

There is a charge for the Guaranteed Withdrawal Benefit for Life. The charge is deducted from your account value on each contract date anniversary. For more information about the charge, see “Guaranteed Withdrawal Benefit for Life charge” in “Charges and expenses.”
	In order to begin receiving Guaranteed Annual Withdrawal Amount payments, you must notify the Company using an election form we provide for that purpose. This is the case even if you have already starting receiving guaranteed payments under your Prior Contract.
Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefit

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Living Benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
The Guaranteed Withdrawal Benefit for Life (“GWBL”)	Allows for withdrawals that you can take from your account value beginning at age 65 or later.	Standard	1.00%	1.00%	• Excess withdrawals or withdrawals prior to age 65 could significantly reduce or terminate benefit

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH161822. You can request this information at no cost by calling
1-877-522-5035
or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ – Equitable Investment Management Group, LLC (“EIMG”); AllianceBernstein L.P.	1.12%	-14.63%	1.72%	4.44%
Asset Allocation	EQ/Balanced Strategy† – EIMG	0.97%	-15.57%	2.65%	4.58%
Asset Allocation	EQ/Conservative Growth Strategy† – EIMG	0.97%	-14.46%	2.00%	3.64%
Asset Allocation	EQ/Conservative Strategy† – EIMG	0.94%	-12.26%	0.72%	1.74%
Asset Allocation	EQ/Moderate Growth Strategy† – EIMG	0.99%	-16.51%	3.28%	5.53%
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See Portfolios of the Trusts for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH161822. You can request this information at no cost by calling
1-877-522-5035
	or by sending an email request to EquitableFunds@dfinsolutions.com
Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ – Equitable Investment Management Group, LLC (“EIMG”); AllianceBernstein L.P.	1.12%	-14.63%	1.72%	4.44%
Asset Allocation	EQ/Balanced Strategy† – EIMG	0.97%	-15.57%	2.65%	4.58%
Asset Allocation	EQ/Conservative Growth Strategy† – EIMG	0.97%	-14.46%	2.00%	3.64%
Asset Allocation	EQ/Conservative Strategy† – EIMG	0.94%	-12.26%	0.72%	1.74%
Asset Allocation	EQ/Moderate Growth Strategy† – EIMG	0.99%	-16.51%	3.28%	5.53%
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See Portfolios of the Trusts for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract”.
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “What are your investment options under the contract?” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed Withdrawal Benefit for Life. The general obligations and the Guaranteed Withdrawal Benefit for Life under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risk Associated with Taking a Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]	Risk associated with taking a withdrawal Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.
Possible Fees on Access to Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any guaranteed benefit.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a NQ, traditional IRA or Roth IRA. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict
	whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.
Cybersecurity Risks and Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may
	also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

EQAB Dynamic Moderate Growth
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	4.44%
EQ Balanced Strategy
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	4.58%
EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	2.00%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.74%
EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense, Footnotes [Text Block]	No Additional Charge
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
The Guaranteed Withdrawal Benefit For Life [Member]
Prospectus:
Name of Benefit [Text Block]	The Guaranteed Withdrawal Benefit for Life (“GWBL”)
Purpose of Benefit [Text Block]	Allows for withdrawals that you can take from your account value beginning at age 65 or later.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 1
Standard Benefit Expense, Current [Dollars]	$ 1
Brief Restrictions / Limitations [Text Block]	Excess withdrawals or withdrawals prior to age 65 could significantly reduce or terminate benefit
Name of Benefit [Text Block]	The Guaranteed Withdrawal Benefit for Life (“GWBL”)
Annual Portfolio Expenses Prior To Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Annual Portfolio Expenses After Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) * *
Portfolio Company Expenses, Footnotes [Text Block]
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024
	.

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base.
[4]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[5]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
[6]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year. We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any EQUI-VEST® GWBL Rollover Annuity contract having an account value that, when combined with the account value of other EQUI-VEST® contracts owned by the same person, equals to or exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.
[7]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered, or a death benefit is paid, on any date other than your contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[8]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024.
[9]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
[10]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See Portfolios of the Trusts for more information regarding volatility management.
[11]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.